Related Party Transactions - Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related party [Abstract]
Short-term employment benefits	$ 5,022	$ 8,118
Termination benefit	2,583	4,553
Directors’ fees	458	586
Share-based compensation	12,543	20,628
Total management compensation	20,606	33,885
Accrued or payable management compensation	$ 800	$ 3,800